GOING CONCERN (Details Narrative) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 07, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Going Concern Details Narrative
Operating loss		$ (5,616,994)	$ (3,974,582)	$ (10,559,885)	$ (6,842,603)	$ (16,148,423)	$ (5,427,218)	$ (2,867,464)
Net cash flows used in operating activities				(10,684,753)	(5,649,439)	(12,737,326)	(4,966,596)	(2,843,788)
Accumulated deficit		(64,498,612)		(64,498,612)		(52,113,313)	(16,993,078)	(4,079,713)
Gross expected proceeds from underwritten public offering of common stock	$ 50,000,000			$ 45,400,000